ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Government Cash Series, a portfolio of Cash Trust Series, Inc., which covers the 12-month period from June 1, 1998 through May 31, 1999. The report contains a commentary by the fund's portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period and its financial statements.

Government Cash Series is a conservative way to help your ready cash pursue daily income while offering you the additional advantages of daily liquidity and stability of principal. 1 The fund invests in some of the safest investments available-short-term U.S. government obligations and repurchase agreements backed by these obligations.

Dividends paid to shareholders during the reporting period totaled $0.04 per share. On May 31, 1999, the fund's total net assets reached $649 million.

As always, we thank you for keeping your cash working through Government Cash Series. Please contact your investment representative if you have any questions. We look forward to keeping you up to date on your investment.

Sincerely,

[Graphic]

Richard B. Fisher

President

July 15, 1999

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Government Cash Series is permitted to invest in U.S. Treasury and government agency obligations and in repurchase agreements which have these securities as collateral. During the reporting period, the fund continued to invest in issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System, and Federal Home Loan Mortgage Corp., and maintained a small Treasury position for liquidity purposes.

The reporting period was characterized by dramatic shifts in market sentiment and expectations regarding the path of monetary policy. Early in the reporting period, economic fundamentals drove movements in short-term interest rates. With economic growth strong and inflation benign, market participants were convinced that the Federal Reserve Board (the "Fed") would remain on the sidelines, in spite of the tightening bias that it had adopted at the March 1998 Federal Open Market Committee meeting.

By the third quarter of 1998, however, uncertainty in the world economies introduced vulnerability into the domestic equity market, and led to a substantial flight-to-quality to U.S. Treasury securities across the yield curve. Economic trouble spread from Asia to Russia and Latin America. What had been perceived to have been a fairly modest drag on the U.S. economy as a result of the remote Asian crisis became an overpowering influence on the market and expectations regarding future U.S. growth. By August, the Fed had abandoned its tightening bias, and by late September had taken what was to be the first of three 25 basis point monetary policy easings in an attempt to calm the financial markets and relieve the credit and liquidity constraints that were evident. While this first move had little effect on lessening investors fears, the subsequent steps-an intermeeting move in mid-October and another in mid-November-that brought the federal funds target rate down to its current 4.75% level had the desired result.

In the midst of this turmoil, however, strong consumer demand continued to stimulate the economy. After posting a 6.00% pace of growth in the fourth quarter of 1998, the economy entered 1999 with considerable strength. Although growth in the first quarter slowed modestly to around 4.00%, this pace still was well above what has traditionally been viewed as being the non-inflationary potential. Nonetheless, signs of inflation remained remarkably absent. By the end of the reporting period, however, lingering concern over the health of the global economies had been replaced by apprehension that the Fed might be forced to tighten monetary policy in order to ward off future inflationary pressures.

Movements in short-term interest rates reflected the shifting sentiment over the annual reporting period. The effect on very short-term Treasury bills ("T-bills") was dramatic. The yield on the three-month T-bill traded between 5.00% and 5.20% from June 1998 to mid-August. It then plummeted to a low of 3.60% at the height of the liquidity crisis in mid-October, as investors seeking a safe haven flooded the U.S. Treasury market. Although the flight-to-quality was not as pronounced in the short-term agency markets, yields on these securities came under pressure as well. One-year agency securities began the reporting period at 5.60%, and then fell to 4.40% by mid-October. As the market unrest subsided, the yields on these securities rebounded to over 5.00% by late February, and trended gradually upward to close the period near 5.30%.

In the first half of the reporting period, we targeted the fund's average maturity within a 35 to 45 day average maturity target range, moving within that range according to relative value opportunities. In the first quarter of 1999, as the Fed's easing steps took hold and the market turbulence subsided, we moved the fund's average maturity target range to a 40 to 50 day range. In late February, as the robust pace of growth of the economy ignited fears of a near-term tightening in monetary policy by the Fed, we extended the average maturity of the portfolio to the upper end of that target range. Since that time, the fund's average maturity has drifted lower as legitimate evidence has mounted that the Fed may indeed tighten monetary policy at the end of June in a preemptive move against inflationary pressures.

Portfolio of Investments

MAY 31, 1999



PRINCIPAL

AMOUNT                                                   VALUE

                  SHORT-TERM OBLIGATIONS-53.6%

  $   5,000,000 1 Federal Home Loan Bank
                  System Discount Notes,
                  4.770%, 6/25/1999               $   4,984,100
     56,500,000 2 Federal Home Loan Bank
                  System Floating Rate
                  Notes, 4.775% - 5.150%,

                  6/1/1999 - 8/12/1999               56,486,940
     31,400,000   Federal Home Loan Bank System Notes, 4.790% - 5.540%,
                  7/13/1999 -

                  4/5/2000                           31,386,928

     78,000,000 1 Federal Home Loan Mortgage
                  Corp. Discount Notes,
                  4.740% - 4.810%,

                  6/10/1999 - 8/24/1999              77,589,209
     37,500,000 2 Federal Home Loan Mortgage
                  Corp. Floating Rate Notes,
                  4.700% - 4.800%, 6/17/1999

                  - 8/17/1999                        37,486,957
      5,000,000   Federal Home Loan Mortgage
                  Corp. Notes, 5.544%,

                  8/13/1999                           4,999,460

     63,500,000 1 Federal National Mortgage
                  Association Discount
                  Notes, 4.400% - 5.160%,

                  6/10/1999 - 1/24/2000              62,970,368
     26,000,000 2 Federal National Mortgage
                  Association Floating Rate
                  Notes, 4.715% - 5.205%,

                  6/15/1999 - 8/10/1999              25,986,644
     22,900,000   Federal National Mortgage
                  Association Notes, 4.780%

                  - 5.540%,

                  7/16/1999 - 5/5/2000               22,886,991
     23,000,000 2 Student Loan Marketing
                  Association Floating Rate
                  Notes, 5.271% - 5.450%,

                  6/8/1999 - 6/9/1999                22,993,594
                  TOTAL SHORT-TERM

                  OBLIGATIONS                       347,771,191
                  REPURCHASE AGREEMENTS-

                  46.2% 3
     30,000,000   ABN AMRO, Inc., 4.910%,

                  dated 5/28/1999, due

                  6/1/1999                           30,000,000

      5,000,000 4 Credit Suisse First
                  Boston, Inc., 4.780%,
                  dated 4/20/1999, due

                  7/19/1999                           5,000,000

     16,000,000 4 Credit Suisse First
                  Boston, Inc., 4.780%,
                  dated 4/28/1999, due

                  7/27/1999                          16,000,000

      4,100,000   Deutsche Bank Government
                  Securities, Inc., 4.820%,
                  dated 5/28/1999, due

                  6/1/1999                            4,100,000
     20,000,000 4 J.P. Morgan & Co., Inc.,
                  4.830%, dated 5/25/1999,

                  due 7/26/1999                      20,000,000
     12,000,000 4 Lehman Brothers, Inc.,
                  4.790%, dated 4/12/1999,

                  due 7/12/1999                      12,000,000
     15,000,000 4 Morgan Stanley Group,
                  Inc., 4.810%, dated

                  5/10/1999, due 8/9/1999            15,000,000
     30,000,000   Nationsbanc Montgomery
                  Securities, Inc., 4.900%,
                  dated 5/28/1999, due

                  6/1/1999                           30,000,000

PRINCIPAL

AMOUNT                                                   VALUE

                  REPURCHASE AGREEMENTS-
                  continued 3

 $    8,000,000 4 Nesbitt Burns, Inc.,
                  4.790%, dated 4/14/1999,
                  due 7/13/1999                   $   8,000,000
    100,000,000   PaineWebber Group, Inc.,
                  4.900%, dated 5/28/1999,

                  due 6/1/1999                      100,000,000
     30,000,000   Paribas Corp., 4.900%,
                  dated 5/28/1999, due

                  6/1/1999                           30,000,000
     30,000,000   Prudential Securities,
                  Inc., 4.920%, dated

                  5/28/1999, due 6/1/1999            30,000,000

                  TOTAL REPURCHASE

                  AGREEMENTS                        300,100,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 5               $ 647,871,191


1 The issue shows the rate of discount at time of purchase.

2 Denotes variable rate securities which show current rate and next demand date.

3 The repurchase agreements are fully collateralized by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($649,080,502) at May 31, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999



ASSETS:
Investments in repurchase
agreements                      $ 300,100,000
Investments in securities         347,771,191
Total investments in
securities, at amortized
cost and value                                    $ 647,871,191
Cash                                                     49,259
Income receivable                                     1,882,300
Receivable for shares sold                            2,313,373
TOTAL ASSETS                                        652,116,123
LIABILITIES:

Payable for shares

redeemed                            2,085,111
Income distribution
payable                               687,382
Accrued expenses                      263,128
TOTAL LIABILITIES                                     3,035,621
Net assets for 649,080,502
shares outstanding                                $ 649,080,502
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$649,080,502 / 649,080,502

shares outstanding                                        $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 1999



INVESTMENT INCOME:
Interest                                         $ 32,083,913

EXPENSES:

Investment advisory fee        $ 3,072,343
Administrative personnel
and services fee                   463,309
Custodian fees                      47,504
Transfer and dividend
disbursing agent fees and
expenses                           638,585
Directors'/Trustees' fees            7,358
Auditing fees                       13,257
Legal fees                           4,218
Portfolio accounting fees           98,649
Distribution services fee          614,468
Shareholder services fee         1,536,172
Share registration costs            37,185
Printing and postage               323,163
Insurance premiums                   3,006
Taxes                               52,850
Miscellaneous                       15,410
TOTAL EXPENSES                   6,927,477
WAIVER:

Waiver of investment

advisory fee                      (755,754)
Net expenses                                        6,171,723
Net investment income                            $ 25,912,190


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED MAY 31                           1999                   1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $     25,912,190       $     26,063,493
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                    (25,912,190)           (26,063,493)
SHARE TRANSACTIONS:
Proceeds from sale of shares       2,533,228,808          2,571,697,688
Net asset value of shares
issued to shareholders in
payment of
distributions declared                22,385,677             22,794,145
Cost of shares redeemed           (2,463,717,526)        (2,567,675,348)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                          91,896,959             26,816,485
Change in net assets                  91,896,959             26,816,485
NET ASSETS:

Beginning of period                  557,183,543            530,367,058
End of period                   $    649,080,502       $    557,183,543


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED MAY 31                              1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.04         0.05         0.04         0.05         0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.04)       (0.05)       (0.04)       (0.05)       (0.04)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 4.30%        4.73%        4.54%        4.85%        4.43%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     1.12%        1.09%        1.09%        1.29%        1.07%
Net investment income 2                        4.10%        4.54%        4.35%        4.45%        4.27%
Expenses (after waivers)                       1.00%        1.00%        0.99%        0.99%        0.99%
Net investment income (after waivers)          4.22%        4.62%        4.45%        4.75%        4.35%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $649,081     $557,184     $530,367     $448,129     $453,096


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

YEAR ENDED MAY 31, 1999

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At May 31, 1999, capital paid in aggregated $649,080,502. Transactions in capital stock were as follows:



YEAR ENDED MAY 31                       1999               1998
Shares sold                    2,533,228,808      2,571,697,688
Shares issued to
shareholders in payment of
distributions declared            22,385,677         22,794,145
Shares redeemed               (2,463,717,526)    (2,567,675,348)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS                91,896,959         26,816,485


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF

CASH TRUST SERIES, INC. AND SHAREHOLDERS OF

GOVERNMENT CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Government Cash Series (a portfolio of Cash Trust Series, Inc.), including the portfolio of investments, as of May 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1999 and 1998, and the financial highlights for the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of Government Cash Series as of May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for the years ended May 31, 1999 and 1998, and the financial highlights for the years presented, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Pittsburgh, Pennsylvania

July 12, 1999

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

Government Cash Series

ANNUAL REPORT

TO SHAREHOLDERS

MAY 31, 1999

 [Graphic]
 Federated

 Government Cash Series
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 147551204

0062902 (7/99)

 [Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Municipal Cash Series, a portfolio of Cash Trust Series, Inc., which covers the 12- month period from June 1, 1998 through May 31, 1999. The report contains a commentary by the portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

Designed for tax-sensitive investors, Municipal Cash Series helps you pursue daily tax-free income 1 on your ready cash while offering you the additional advantages of daily liquidity and stability of principal.2 At the end of the reporting period, the fund was invested in high-quality, short-term securities issued by municipalities across the United States.

Tax-free dividends paid to shareholders during the reporting period totaled $0.03 per share. On May 31, 1999, the fund's net assets totaled $437.4 million.

As always, we thank you for using Municipal Cash Series as a convenient way to pursue daily tax-free income. Please contact your investment representative if you have any questions. We look forward to keeping you up to date on your investment.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1999

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager,

Mary Jo Ochson, CFA, Senior Vice President,

Federated Investment Management Company

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE REPORTING PERIOD?

The economy remained robust over the reporting period. At the same time, overall inflationary pressure remained absent in spite of impressive performance from the economy and historically low unemployment. Throughout the reporting period, the Federal Reserve Board (the "Fed") focused on the tight labor market and potential for inflation. The Fed adopted a neutral bias in monetary policy at its November 1998 meeting and maintained the policy until recently. The Fed changed to a tightening bias at its May 1999 meeting, citing the strong U.S. economy in conjunction with record employment levels, the improvement in foreign economic prospects, and rebounding U.S. financial markets.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.50% range. Rates gradually moved higher in December to the 4.00% level as seasonal supply and demand imbalances occurred. Yields declined in January, due to coupon reinvestment and easing of year end selling pressures. Yields averaged slightly over 2.80% during February and March before rising to the 3.50% range in April due to traditional tax season selling pressures. Over the reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand kept short-term municipal securities, relative to their taxable counterparts, very expensive.

WHAT WERE YOUR STRATEGIES FOR FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was approximately 40 days. Over the reporting period, the fund remained in a 40- to 45-day average maturity range, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. Once an average maturity range was targeted, the portfolio attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipal securities to taxable instruments, such as treasury securities. This portfolio structure continued to pursue a competitive yield over time.

AS WE APPROACH MID YEAR, WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, certain to be troubled by persistent above-trend growth in an economy where wage inflation is a primary concern, will likely maintain a tightening bias. Additionally, it is positioned for the next move to be a preemptive tightening in late June. In the near term, the short-term municipal market will reflect this fundamental factor as well as the typical technical factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

MAY 31, 1999

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-99.0% 1

                   ALABAMA-3.4%

  $  1,865,000     Alabama State IDA, Revenue
                   Bonds Weekly VRDNs
                   (Southern Bag Corporation,

                   Ltd.)/
                   (SouthTrust Bank of

                   Alabama, Birmingham LOC)         $   1,865,000
     5,410,000     Birmingham, AL IDA, IDRBs
                   (Series 1999) Weekly VRDNs
                   (Glasforms, Inc.)/
                   (Comerica Bank, N.A.,

                   California LOC)                      5,410,000
       220,000     Hoover, AL IDB Weekly VRDNs
                   (Bud's Best Cookies,
                   Inc.)/(SouthTrust Bank of

                   Alabama, Birmingham LOC)               220,000
       370,000     Muscle Shoals, AL, IDB
                   Weekly VRDNs (Whitesell
                   Manufacturing)/(SouthTrust
                   Bank of Alabama,

                   Birmingham LOC)                        370,000
       395,000     Muscle Shoals, AL, IDB
                   Weekly VRDNs (Whitesell
                   Manufacturing)/(SouthTrust
                   Bank of Alabama,

                   Birmingham LOC)                        395,000
     3,000,000     Perry County, AL IDB,
                   Revenue Bonds (Series
                   1998) Weekly VRDNs
                   (Alabama Catfish Feedmill,
                   L.L.C.)/(Regions Bank,

                   Alabama LOC)                         3,000,000
     1,000,000     Prattville, AL IDB, IDR
                   Bonds Weekly VRDNs
                   (Kuhnash Properties/Arkay
                   Plastics Project)/(PNC

                   Bank, N.A. LOC)                      1,000,000
     2,500,000     Shelby County, AL EDA
                   Weekly VRDNs (Saginaw Pipe
                   of Illinois,
                   Inc.)/(Regions Bank,

                   Alabama LOC)                         2,500,000
                   TOTAL                               14,760,000

                   ARIZONA-3.7%

     3,500,000     Arizona Educational Loan
                   Marketing Corp., (Senior
                   Series), 5.75% Bonds,

                   9/1/1999                             3,521,520
       150,000     Eloy, AZ IDA, (Series 1996)
                   Weekly VRDNs (The Marley
                   Cooling Tower Co.)/(First
                   Union National Bank,

                   Charlotte, NC LOC)                     150,000
     1,300,000     Flagstaff, AZ, (Series
                   1999) Weekly VRDNs (Joy
                   Cone Co.)/(Mellon Bank

                   N.A., Pittsburgh LOC)                1,300,000
       800,000     Maricopa County, AZ
                   Pollution Control Corp.,
                   (Series 1984) Weekly VRDNs
                   (El Paso Electric
                   Co.)/(Barclays Bank PLC,

                   London LOC)                            800,000
     3,160,000     Maricopa County, AZ, IDA,
                   (Series 1999) Weekly VRDNs
                   (Redman Homes, Inc.)/

                   (PNC Bank, N.A. LOC)                 3,160,000
     1,000,000     Maricopa County, AZ, IDA,
                   3.05% CP (Citizens
                   Utilities Co.), Mandatory

                   Tender 6/16/1999                     1,000,000
       870,000     Mesa, AZ Municipal
                   Development Corp., (Series

                   1985), 3.20% CP
                   (Westdeutsche Landesbank
                   Girozentrale LOC),

                   Mandatory Tender 8/11/1999             870,000
     1,600,000     Phoenix, AZ IDA, (Series
                   1997) Weekly VRDNs
                   (Interface Data Systems,

                   Inc.)/
                   (Bank One, Arizona N.A.

                   LOC)                                 1,600,000

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   ARIZONA-CONTINUED

 $   1,000,000     Phoenix, AZ IDA, (Series
                   1998) Weekly VRDNs (ABPAC,
                   Inc.)/(Bank One,
                   Arizona N.A. LOC)               $    1,000,000
       300,000     Phoenix, AZ IDA, (Series
                   1998) Weekly VRDNs (Standard Printing Company, Inc.)/ (Bank
                   One, Arizona N.A.

                   LOC)                                   300,000

       300,000     Pima County, AZ IDA Weekly
                   VRDNs (Tucson Electric

                   Power Co.)/
                   (Toronto-Dominion Bank

                   LOC)                                   300,000

       250,000     Tolleson, AZ Municipal
                   Finance Corp., Revenue
                   Refunding Bonds (Series of
                   1998) Weekly VRDNs

                   (Citizens Utilities Co.)               250,000
     1,800,000     Yavapai, AZ IDA, (Series
                   1997B) Weekly VRDNs
                   (Yavapai Regional Medical

                   Center)/
                   (FSA INS)/(Credit Local de

                   France LIQ)                          1,800,000
                   TOTAL                               16,051,520

                   ARKANSAS-3.0%

     8,000,000     Crossett, AR, (Series
                   1997) Weekly VRDNs (Bemis

                   Co., Inc.)                           8,000,000
     4,300,000     Hope, AR, Solid Waste
                   Disposal Revenue Bonds
                   (Series 1994), 3.70% CP
                   (Temple-Inland Forest
                   Products Corp.)/(Temple-
                   Inland, Inc. GTD),

                   Mandatory Tender 6/8/1999            4,300,000
     1,000,000     Sheridan, AR IDA, (Series
                   B) Weekly VRDNs (H.H.
                   Robertson Co.)/

                   (PNC Bank, N.A. LOC)                 1,000,000
                   TOTAL                               13,300,000

                   COLORADO-0.9%
     3,750,000     Adams County, CO IDB,

                   (Series 1993) Weekly VRDNs
                   (Bace Manufacturing,

                   Inc.)/
                   (Citibank N.A., New York

                   LOC)                                 3,750,000
                   DISTRICT OF COLUMBIA-2.3%

    10,000,000     District of Columbia HFA,
                   (1998 Series B), 3.80% TOBs
                   (AIG Funding, Inc.),

                   Mandatory Tender 6/23/1999          10,000,000

                   FLORIDA-1.4%

     4,000,000     Alachua County, FL, IDRBs
                   (Series 1997) Weekly VRDNs
                   (Florida Rock
                   Industries, Inc.)/(Bank of
                   America NT and SA, San

                   Francisco LOC)                       4,000,000
     2,000,000     Greater Orlando (FL)
                   Aviation Authority,
                   Airport Facilities
                   Subordinated CP Notes
                   (Series B), 3.45% CP,

                   Mandatory Tender 6/21/1999           2,000,000
                   TOTAL                                6,000,000

                   HAWAII-1.4%

     6,170,000   2 Hawaii State Airport
                   System, (2nd Series of
                   1998) PT-238, 3.30% TOBs
                   (MBIA INS)/
                   (Credit Suisse First
                   Boston LIQ), Mandatory
                   Tender 2/17/2000                     6,170,000

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   IDAHO-0.0%
 $      20,000     Idaho Housing Agency, PA-

                   115 (1994 Series F) Weekly
                   VRDNs (Merrill Lynch
                   Capital Services, Inc.

                   LIQ)                            $       20,000
                   ILLINOIS-7.8%
     2,000,000     Chicago, IL O'Hare
                   International Airport,
                   International Terminal
                   (Series A), 7.25% Bonds

                   (MBIA INS), 1/1/2000                 2,045,848

     6,850,000     Chicago, IL, Gas Supply
                   Revenue Bonds (1993 Series
                   B), 3.20% TOBs (Peoples Gas
                   Light & Coke Co.), Optional

                   Tender 12/1/1999                     6,850,000
     7,150,000     Illinois Development
                   Finance Authority, (Series
                   1997) Weekly VRDNs (Tempco
                   Electric Heater
                   Corp.)/(First National

                   Bank of Chicago LOC)                 7,150,000
     2,700,000     Illinois Development
                   Finance Authority,
                   Adjustable Rate IDRB
                   (Series 1996A)
                   Weekly VRDNs (Nimlok
                   Co.)/(Bank One, Illinois,

                   N.A. LOC)                            2,700,000

     5,000,000   2 Illinois Housing
                   Development Authority, PT-
                   7, 3.38% TOBs (AMBAC INS)/
                   (Merrill Lynch Capital
                   Services, Inc. LIQ),
                   Optional Tender 5/11/2000            5,000,000
     6,895,000   2 Illinois Housing
                   Development Authority, PT-
                   82 (1994 Series B), 3.20%
                   TOBs (Rabobank Nederland,
                   Utrecht LIQ), Mandatory

                   Tender 10/7/1999                     6,895,000
     3,595,000     Morton, IL, IDRB (Series
                   1996) Weekly VRDNs (Morton
                   Welding Co, Inc. Project)/
                   (Bank One, Illinois, N.A.

                   LOC)                                 3,595,000
                   TOTAL                               34,235,848

                   INDIANA-10.6%
     1,445,000     Carmel, IN, (Series 1996-

                   A) Weekly VRDNs (Telamon
                   Corp.)/(Huntington
                   National Bank, Columbus,

                   OH LOC)                              1,445,000

     1,760,000     Crown Point, IN, IDA Weekly
                   VRDNs (D & M
                   Manufacturing)/(National

                   City Bank, Kentucky LOC)             1,760,000
     2,020,000     Huntingburg, IN, (Series
                   1994) Weekly VRDNs (DMI
                   Furniture, Inc.)/(Bank

                   One, Indiana, N.A. LOC)              2,020,000
     2,230,000     Huntingburg, IN, EDRB
                   (Series 1993) Weekly VRDNs (DMI Furniture, Inc.)/ (Bank One,
                   Indiana, N.A.

                   LOC)                                 2,230,000

     1,740,000     Indiana Development
                   Finance Authority, (Series
                   1996) Weekly VRDNs
                   (Meridian Group LLC
                   Project)/(Bank One,

                   Indiana, N.A. LOC)                   1,740,000
       700,000     Indiana EDC, (Series 1989)
                   Weekly VRDNs (O'Neal
                   Steel, Inc.)/(SouthTrust
                   Bank
                   of Alabama, Birmingham

                   LOC)                                   700,000

     2,445,000     Indianapolis, IN, (Series 1991) Weekly VRDNs (Cantor &
                   Coleman II Project)/ (Bank One, Indiana, N.A.

                   LOC)                                 2,445,000
     6,500,000     Jeffersonville, IN,
                   (Series 1997A) Weekly
                   VRDNs (Wayne Steel,
                   Inc.)/(Bank One, Ohio,

                   N.A. LOC)                            6,500,000

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   INDIANA-CONTINUED

  $  3,675,000     Lawrence, IN, (Series
                   1998) Weekly VRDNs
                   (Lawrence Affordable
                   Housing, LLC)/
                   (Bank One, Arizona N.A.
                   LOC)                            $    3,675,000
     1,675,000     Lebanon, IN IDA, (Series
                   1991) Weekly VRDNs (White
                   Castle System)/

                   (Bank One, Ohio, N.A. LOC)           1,675,000
     5,950,000     North Manchester, IN,
                   (Series 1997) Weekly VRDNs
                   (Eften, Inc.)/
                   (Comerica Bank, Detroit,

                   MI LOC)                              5,950,000
    10,000,000     Portage, IN, (Series 1998-
                   A) Weekly VRDNs (American
                   Iron Oxide Co. Project)/
                   (Bank of Tokyo-Mitsubishi

                   Ltd. LOC)                           10,000,000
     2,600,000     Tippecanoe County, IN
                   Economic Development
                   Revenue Weekly VRDNs
                   (Lafayette Venetian
                   Blind)/(PNC Bank, N.A.

                   LOC)                                 2,600,000

     1,000,000     Wayne Township, IN Metro
                   School District, 3.55%

                   TANs, 12/31/1999                     1,001,415
     2,840,000     Westfield, IN IDR, (Series
                   1994) Weekly VRDNs
                   (Standard Locknut &
                   Lockwasher, Inc.)/(Bank

                   One, Indiana, N.A. LOC)              2,840,000
                   TOTAL                               46,581,415

                   IOWA-0.4%
     1,750,000     Iowa Finance Authority,

                   IDRB Weekly VRDNs (V-T
                   Industries, Inc. Project)/
                   (Norwest Bank Minnesota,

                   N.A. LOC)                            1,750,000

                   KANSAS-1.8%

     7,990,000  2  Sedgwick & Shawnee
                   Counties, KS, PT-227,
                   3.77% TOBs (GNMA
                   COL)/(Credit Suisse First
                   Boston LIQ), Optional
                   Tender 7/8/1999                      7,990,000

                   KENTUCKY-6.0%

     2,600,000     Clark County, KY, IDR

                   Weekly VRDNs (Walle Corp.)           2,600,000
     1,800,000     Henderson County, KY,
                   (Series 1996A) Weekly
                   VRDNs (Gibbs Die Casting
                   Corp.)/(Harris Trust &

                   Savings Bank, Chicago LOC)           1,800,000
     1,020,000     Jefferson County, KY, IDR
                   (Series 1991) Weekly VRDNs
                   (Findley Adhesives)/

                   (Bank One, Ohio, N.A. LOC)           1,020,000
     2,000,000     Jefferson County, KY, IDR
                   Weekly VRDNs (O'Neal
                   Steel, Inc.)/(SouthTrust
                   Bank of Alabama,

                   Birmingham LOC)                      2,000,000
     2,000,000     Kentucky Housing Corp.,
                   (Series C), 3.20% TOBs

                   12/31/1999                           2,000,000
     6,000,000   2 Kentucky Housing Corp.,
                   Variable Rate Certificates (Series 1998 O), 3.80% TOBs (Bank
                   of America NT and SA, San Francisco LIQ),

                   Mandatory Tender 8/10/1999           6,000,000
     6,000,000   2 Kentucky Housing Corp.,
                   Variable Rate Certificates (Series 1998 W), 3.25% TOBs (Bank
                   of America NT and SA, San Francisco LIQ),

                   Optional Tender 6/15/1999            6,000,000
     5,000,000     Louisville & Jefferson
                   County, KY Regional
                   Airport Authority, (Series
                   1997 AA-1) Weekly VRDNs
                   (National City Bank,

                   Kentucky LOC)                        5,000,000
                   TOTAL                               26,420,000

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   LOUISIANA-0.5%

  $  2,000,000     Jefferson Parish, LA Home
                   Mortgage Authority,
                   (Series 1998A-2), 3.63%

                   BANs, 9/1/1999                  $    2,000,000
                   MARYLAND-2.4%

     2,050,000     Cecil County, MD, County
                   Commissioners EDRB (Series
                   1988S) Weekly VRDNs
                   (Williams Mobile Offices,

                   Inc.)/(FMB Bank LOC)                 2,050,000
     2,090,000     Maryland EDC, (Series
                   1998A) Weekly VRDNs
                   (Catterton Printing
                   Company Facility)/(FMB

                   Bank LOC)                            2,090,000
     1,255,000     Maryland EDC, (Series
                   1998B) Weekly VRDNs
                   (Catterton Printing
                   Company Facility)/(FMB

                   Bank LOC)                            1,255,000
       985,000     Maryland State Community
                   Development
                   Administration, (Series
                   1990A) Weekly VRDNs
                   (College Estates)/(FMB

                   Bank LOC)                              985,000
       800,000     Maryland State Community
                   Development
                   Administration, (Series
                   1990B) Weekly VRDNs
                   (Cherry Hill Apartment
                   Ltd.)/(Nationsbank, N.A.,

                   Charlotte LOC)                         800,000
     3,260,000     Wicomico County, MD, EDRB
                   (Series 1994) Weekly VRDNs
                   (Field Container Co. L.P.)/
                   (Northern Trust Co.,

                   Chicago, IL LOC)                     3,260,000
                   TOTAL                               10,440,000

                   MASSACHUSETTS-1.2%
     5,000,000     Westfield, MA, 3.75% BANs,

                   10/22/1999                           5,013,301

                   MICHIGAN-1.3%
     1,215,000     Michigan Strategic Fund,

                   (Series 1991) Weekly VRDNs
                   (AGA Gas, Inc.)/
                   (Svenska Handelsbanken,

                   Stockholm LOC)                       1,215,000
     4,500,000     Wayne County, MI, PT-1061
                   Weekly VRDNs (Detroit
                   Metropolitan Wayne County
                   Airport)/(MBIA INS)/(Bank
                   of America NT and SA, San

                   Francisco LIQ)                       4,500,000
                   TOTAL                                5,715,000

                   MINNESOTA-6.4%
     2,500,000     Brooklyn Park, MN EDA,

                   (Series 1999) Weekly VRDNs
                   (Midwest Finishing, Inc.)/
                   (Norwest Bank Minnesota,

                   N.A. LOC)                            2,500,000

     5,680,000   2 Dakota County, Washington
                   County & Anoka City, MN
                   Housing & Redevelopment
                   Authority, MERLOTs (Series
                   H), 3.15% TOBs (United
                   States Treasury COL)/
                   (First Union National
                   Bank, Charlotte, NC LIQ),
                   Optional Tender 6/1/1999             5,680,000
     2,910,000     Lino Lakes, MN, (Series
                   1998) Weekly VRDNs (Molin
                   Concrete Products
                   Co.)/(Norwest Bank

                   Minnesota, N.A. LOC)                 2,910,000
       700,000     Minnesota State Higher
                   Education Coordinating
                   Board, (Series 1992A)
                   Weekly VRDNs (U.S. Bank,

                   N.A., Minneapolis LIQ)                 700,000
     1,650,000     New Hope, MN, Park Acres
                   Apartments (Series 1997),
                   4.57% TOBs (Bayerische
                   Landesbank Girozentrale),

                   Optional Tender 3/1/2000             1,650,000

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   MINNESOTA-CONTINUED

 $     785,000     Plymouth, MN Weekly VRDNs
                   (Nuaire, Inc.)/(Norwest

                   Bank Minnesota, N.A. LOC)       $      785,000
     1,000,000     Plymouth, MN, (Series
                   1998) Weekly VRDNs
                   (Nuaire, Inc.)/(Norwest

                   Bank Minnesota, N.A. LOC)            1,000,000
     1,890,000     Red Wing, MN Port
                   Authority, (Series 1998)
                   Weekly VRDNs (Food Service
                   Specialties)/(Norwest Bank

                   Minnesota, N.A. LOC)                 1,890,000
     2,200,000     Robbinsdale, MN, Bridgeway
                   Apartments (Series 1997),
                   4.57% TOBs (Bayerische
                   Landesbank Girozentrale),

                   Optional Tender 3/1/2000             2,200,000
     5,500,000     St. Michael, MN, (Series
                   1999) Weekly VRDNs
                   (TC/American Monorail,
                   Inc.)/
                   (Norwest Bank Minnesota,
                   N.A. LOC)                            5,500,000
       605,000     St. Paul, MN Port Authority
                   Weekly VRDNs (H.M. Smyth
                   Co., Inc.)/(Norwest Bank

                   Minnesota, N.A. LOC)                   605,000
     2,345,000     White Bear, MN Weekly VRDNs
                   (Thermoform Plastic,
                   Inc.)/(Norwest Bank

                   Minnesota, N.A. LOC)                 2,345,000
                   TOTAL                               27,765,000

                   MISSISSIPPI-0.8%

     1,700,000     Mississippi Business
                   Finance Corp. Weekly VRDNs
                   (O'Neal Steel,
                   Inc.)/(SouthTrust Bank of

                   Alabama, Birmingham LOC)             1,700,000
     1,625,000     Mississippi Business
                   Finance Corp., IDRB
                   (Series 1994) Weekly VRDNs
                   (Flexsteel Industries,
                   Inc.)/(Norwest Bank

                   Minnesota, N.A. LOC)                 1,625,000
                   TOTAL                                3,325,000

                   MISSOURI-3.2%

     2,550,000     Missouri Development Finance Board, IDRBs (Series 1996)
                   Weekly VRDNs (LaGrange Foundry Inc. Project)/(Harris Trust &

                   Savings Bank, Chicago LOC)           2,550,000
       525,000     Missouri Export &
                   Infrastructure Board
                   Weekly VRDNs (Ex-L-Tube,

                   Inc.)/
                   (Norwest Bank Minnesota,

                   N.A. LOC)                              525,000

     3,950,000     Moberly, MO IDA, (Series
                   1996) Weekly VRDNs
                   (Everlast Fitness
                   Manufacturing
                   Corp.)/(Chase Manhattan

                   Bank N.A., New York LOC)             3,950,000
     7,000,000     Perry County, MO, (Series
                   1996) Weekly VRDNs (TG
                   (U.S.A), Inc.)/
                   (Bank of Tokyo-Mitsubishi

                   Ltd. LOC)                            7,000,000
                   TOTAL                               14,025,000

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   MONTANA-0.5%

 $   2,140,000   2 Montana State Board of
                   Housing, MERLOTS (Series
                   F), 3.40% TOBs (First Union
                   National Bank, Charlotte,
                   NC LIQ), Optional Tender
                   7/1/1999                        $    2,140,000
                   MULTI STATE-0.9%
     3,900,000     Charter Mac Floater
                   Certificates Trust I,
                   (Third Tranche) Weekly
                   VRDNs (MBIA INS)/
                   (Bayerische Landesbank
                   Girozentrale, Commerzbank
                   AG, Frankfurt and Credit
                   Communal de Belgique,
                   Brussles LIQs)                       3,900,000
         2,000     Clipper Tax-Exempt Trust
                   (AMT MultiState), (Series
                   A) Weekly VRDNs (State
                   Street Bank and Trust Co.

                   LIQ)                                     2,000
                   TOTAL                                3,902,000

                   NEBRASKA-0.5%
     2,400,000     Douglas County, NE,

                   (Series 1991) Weekly VRDNs
                   (Malhove, Inc.)/(Norwest

                   Bank Minnesota, N.A. LOC)            2,400,000
                   NEW HAMPSHIRE-0.5%

     2,010,000     New Hampshire State IDA,
                   (Series 1991), 4.25% TOBs
                   (International Paper Co.),

                   Optional Tender 10/15/1999           2,010,000
                   NEW JERSEY-0.3%

     1,375,000     New Jersey Housing &
                   Mortgage Financing
                   Authority, CDC Municipal
                   Products Class A
                   Certificates (Series
                   1996B) Weekly VRDNs (MBIA
                   INS)/(CDC Municipal
                   Products, Inc. LIQ)                  1,375,000
                   NORTH CAROLINA-1.5%

     6,400,000     Person County, NC
                   Industrial Facilities &
                   Pollution Control
                   Financing Authority Daily
                   VRDNs (Carolina Power &
                   Light Co.)/(SunTrust Bank,

                   Atlanta LOC)                         6,400,000
                   NORTH DAKOTA-0.2%

     1,000,000     Fargo, ND, Variable Rate
                   Demand IDRBs (Series 1997)
                   Weekly VRDNs (Owen
                   Industries, Inc.)/(Mellon

                   Bank N.A., Pittsburgh LOC)           1,000,000

                   OHIO-5.5%
     1,500,000     Clermont County, OH,

                   Variable Rate IDRBs
                   (Series 1997) Weekly VRDNs
                   (Buriot International,

                   Inc.)/(KeyBank, N.A. LOC)            1,500,000
     2,000,000     Dover, OH, 3.60% BANs,
                   5/25/2000                            2,005,689

     3,000,000     Medina County, OH, (Series
                   1998) Weekly VRDNs (Mack
                   Industries)/(Huntington
                   National Bank, Columbus,

                   OH LOC)                              3,000,000
     7,400,000     Ohio HFA, Trust Receipts,
                   (Series 1996 FR/RI-5)
                   Weekly VRDNs (GNMA COL)/
                   (Bank of New York, New York

                   LIQ)                                 7,400,000

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   OHIO-CONTINUED

 $   4,995,000   2 Ohio HFA, Variable Rate
                   Certificates (Series
                   1998Q), 3.75% TOBs (GNMA
                   COL)/(Bank of America NT
                   and SA, San Francisco LIQ),
                   Optional Tender 8/4/1999        $    4,995,000
     3,190,000     Ohio State Public
                   Facilities Commission,
                   (Series II-C), 5.10% Bonds

                   (MBIA INS), 12/1/1999                3,220,893

     2,045,000     Stark County, OH IDR Weekly
                   VRDNs (Shearer's Foods,
                   Inc.)/(Bank One,

                   Ohio, N.A. LOC)                      2,045,000
                   TOTAL                               24,166,582

                   OKLAHOMA-2.2%
     2,300,000     Adair County, OK IDA,

                   (Series B) Weekly VRDNs
                   (Baldor Electric
                   Co.)/(Wachovia Bank of NC,

                   N.A., Winston-Salem LOC)             2,300,000
     3,300,000     Broken Arrow, OK EDA Weekly
                   VRDNs (Blue Bell
                   Creameries)/(Banque

                   Nationale de Paris LOC)              3,300,000
     4,100,000     Oklahoma Development
                   Finance Authority, 3.20%
                   TOBs (Simmons Poultry

                   Farms)/
                   (Rabobank Nederland,
                   Utrecht LOC), Optional

                   Tender 8/1/1999                      4,100,000
                   TOTAL                                9,700,000

                   OREGON-0.6%

     2,490,000     Oregon School Boards
                   Association, Pooled Short-
                   Term Borrowing Program
                   (Series 1998A), 4.00%

                   TRANs, 6/30/1999                     2,490,000

                   PENNSYLVANIA-1.8%
     4,700,000     Carbon County, PA IDA,

                   Solid Waste Disposal
                   Revenue Bonds, 3.50% RANs
                   (Horsehead Resource
                   Development, Inc.)/(Chase
                   Manhattan Bank N.A.,

                   New York LOC), 12/3/1999             4,700,000
     1,175,000     Pennsylvania EDFA Weekly
                   VRDNs (Stone and Lime

                   Co.)/(PNC Bank, N.A. LOC)            1,175,000
     1,500,000     Pennsylvania EDFA, (1995
                   Series D2) Weekly VRDNs
                   (ARCO Enterprises,
                   Inc./Ronald L. Repasky,
                   Sr. Project)/(PNC Bank,

                   N.A. LOC)                            1,500,000
       700,000     Pennsylvania EDFA, (1995
                   Series D9) Weekly VRDNs
                   (North American
                   Communications, Inc.
                   Project)/(PNC Bank, N.A.

                   LOC)                                   700,000
                   TOTAL                                8,075,000

                   RHODE ISLAND-0.6%
     2,800,000     Central Falls, RI, 3.90%

                   BANs, 7/15/1999                      2,800,985
                   SOUTH CAROLINA-1.3%

     3,700,000     South Carolina Job Development Authority, (Series 1996)
                   Weekly VRDNs (PVC Container Corp. Project)/(Fleet Bank N.A.

                   LOC)                                 3,700,000

     1,885,000     South Carolina Job
                   Development Authority,
                   EDRB (Series 1994) Weekly
                   VRDNs (Carolina Cotton
                   Works, Inc.
                   Project)/(Branch Banking &

                   Trust Co, Wilson LOC)                1,885,000
                   TOTAL                                5,585,000

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-
                   continued 1
                   SOUTH DAKOTA-3.4%

 $   3,000,000     South Dakota Housing
                   Development Authority,
                   (1998 Series B), 3.75%
                   BANs, 8/5/1999                  $    3,000,000
     5,250,000     South Dakota Housing
                   Development Authority,
                   (Series I), 3.20% BANs,

                   12/2/1999                            5,250,000

     6,570,000     South Dakota Housing
                   Development Authority,
                   Homeownership Mortgage
                   Bonds (1997 Series E)

                   Weekly VRDNs                         6,570,000
                   TOTAL                               14,820,000

                   TENNESSEE-4.9%
     5,000,000     Cocke County, TN IDB,

                   (Series 1996) Weekly VRDNs
                   (Newport Precision, Inc.)/
                   (Bank of Tokyo-Mitsubishi

                   Ltd. LOC)                            5,000,000
     2,000,000     Dickson County, TN IDB,
                   (Series 1996) Weekly VRDNs
                   (Tennessee Bun Company,
                   LLC Project)/(PNC Bank,

                   N.A. LOC)                            2,000,000
       630,000     Greenfield, TN IDB,
                   (Series 1995) Weekly VRDNs
                   (Plastic Products Co.

                   Project)/
                   (Norwest Bank Minnesota,

                   N.A. LOC)                              630,000
       965,000     Hawkins County, TN IDB,
                   (Series 1995) Weekly VRDNs
                   (Sekisui Ta Industries,
                   Inc. Project)/(Bank of

                   Tokyo-Mitsubishi Ltd. LOC)             965,000
     1,800,000     Knox County, TN IDB,
                   (Series 1996) Weekly VRDNs
                   (Health Ventures, Inc.

                   Project)/
                   (SunTrust Bank, Nashville

                   LOC)                                 1,800,000
       620,000     McMinn County, TN IDBs,
                   (Series 1995) Weekly VRDNs
                   (Creative Fabrication
                   Corp.)/(NBD Bank, Michigan

                   LOC)                                   620,000

       800,000     Morristown, TN IDB Weekly
                   VRDNs (Tuff Torq
                   Corp.)/(Bank of Tokyo-

                   Mitsubishi Ltd. LOC)                   800,000
     1,800,000     Oak Ridge, TN IDB, Solid
                   Waste Facility Bonds
                   (Series 1996) Weekly VRDNs
                   (M4 Environmental L.P.
                   Project)/(SunTrust Bank,

                   Atlanta LOC)                         1,800,000
     7,500,000     Tennessee Housing
                   Development Agency,
                   (Series 1997K) Weekly
                   VRDNs
                   (Bank of America NT and SA,

                   San Francisco LIQ)                   7,500,000
       500,000     Union City, TN IDB, (Series
                   1995) Weekly VRDNs (Kohler
                   Co.)/(Wachovia Bank
                   of NC, N.A., Winston-Salem

                   LOC)                                   500,000
                   TOTAL                               21,615,000

                   TEXAS-5.3%

     7,400,000     ABIA Development
                   Corporation, TX, Airport
                   Facilities Revenue Bonds

                   PT-117

                   Weekly VRDNs (Austin
                   Airport)/(Asset Guaranty
                   INS)/(Merrill Lynch
                   Capital Services, Inc.

                   LIQ)                                 7,400,000

     4,000,000     Angelina and Neches River
                   Authority, Texas, Solid
                   Waste Disposal Revenue
                   Bonds (Series 1993), 3.70%
                   CP (Temple-Eastex,
                   Inc.)/(Temple-Inland, Inc.
                   GTD), Mandatory Tender
                   6/8/1999                             4,000,000
     2,900,000     Brazos Harbor, TX IDC,
                   (Series 1991) Weekly VRDNs
                   (Rangen, Inc.
                   Project)/(Norwest Bank

                   Minnesota, N.A. LOC)                 2,900,000

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   TEXAS-CONTINUED

 $   3,250,000     Houston, TX Airport
                   System, (Series 1998A) PT-
                   1102 Weekly VRDNs (FGIC
                   INS)/
                   (Merrill Lynch Capital
                   Services, Inc. LIQ)             $    3,250,000
     2,995,000   2 Southeast Texas Housing
                   Finance Corp., PT-165,
                   3.35% TOBs (GNMA
                   COL)/(Banque Nationale de
                   Paris LIQ), Optional
                   Tender 3/9/2000                      2,995,000
     2,800,000     Tarrant County, TX IDC
                   Weekly VRDNs (Holden
                   Business Forms)/(Norwest

                   Bank Minnesota, N.A. LOC)            2,800,000
                   TOTAL                               23,345,000

                   UTAH-0.9%

     4,000,000     West Jordan, UT, (Series
                   1999) Weekly VRDNs (Penco
                   Products, Inc.)/

                   (KeyBank, N.A. LOC)                  4,000,000

                   VIRGINIA-2.8%
     1,000,000     Campbell County, VA IDA,

                   Solid Waste Disposal
                   Facilities Revenue ACES
                   Weekly VRDNs (Georgia-
                   Pacific Corp.)/(SunTrust

                   Bank, Atlanta LOC)                   1,000,000
       155,000     Carroll County, VA IDA,
                   IDRB (Series 1995) Weekly
                   VRDNs (Kentucky Derby
                   Hosiery Co, Inc
                   Project)/(Bank One,

                   Kentucky LOC)                          155,000
     7,000,000   2 Fairfax County, VA EDA,
                   Trust Receipt FR/RI-A15 (Series 1999), 3.30% TOBs (AMBAC
                   INS)/(National Westminster Bank, PLC, London LIQ), Mandatory

                   Tender 8/2/1999                      7,000,000
     4,000,000     Halifax, VA IDA, MMMs, PCR,
                   3.25% CP (Virginia
                   Electric Power Co.),

                   Mandatory Tender 8/9/1999            4,000,000
                   TOTAL                               12,155,000

                   WASHINGTON-1.8%
     8,000,000     Pierce County, WA EDC,

                   (Series 1995) Weekly VRDNs
                   (Simpson-Tacoma Kraft
                   Company Project)/(Bank of

                   America, Northwest LOC)              8,000,000
                   WEST VIRGINIA-0.9%

     2,300,000     West Virginia EDA, (Series
                   1998) Weekly VRDNs
                   (Quality Engineered
                   Steels, LLC)/
                   (Commerce Bank, Kansas

                   City, N.A. LOC)                      2,300,000
     1,750,000     West Virginia Public
                   Energy Authority, Energy
                   Revenue Bonds (1989 Series
                   A), 3.15% CP (Morgantown
                   Energy Associates)/(UBS AG
                   LOC), Mandatory Tender

                   8/9/1999                             1,750,000
                   TOTAL                                4,050,000

                   WISCONSIN-1.8%

     1,800,000     Marshfield, WI, IDR (Series 1993) Weekly VRDNs (Building
                   Systems, Inc.)/ (Bank One, Wisconsin, N.A.

                   LOC)                                 1,800,000

     1,120,000     Plover, WI Weekly VRDNs
                   (Sirco Manufacturing,
                   Inc.)/(Norwest Bank

                   Minnesota, N.A. LOC)                 1,120,000

PRINCIPAL

AMOUNT                                                      VALUE

                   SHORT-TERM MUNICIPALS-

                   continued 1

                   WISCONSIN-CONTINUED
 $   3,030,000     Prentice Village, WI,

                   Limited Obligation Revenue
                   Refunding Bonds (Series A)
                   Weekly VRDNs (Biewer-
                   Wisconsin Sawmill, Inc.
                   Project)/(Michigan
                   National Bank, Farmington

                   Hills LOC)                      $    3,030,000
       600,000     Shell Lake, WI Weekly VRDNs
                   (Doboy Packaging)/(UBS AG

                   LOC)                                   600,000

     1,320,000     Waukesha, WI, IDRB (Series
                   1995) Weekly VRDNs
                   (Weldall Manufacturing
                   Inc. Project)/(Bank One,

                   Wisconsin, N.A. LOC)                 1,320,000
                   TOTAL                                7,870,000

                   WYOMING-2.3%

    10,000,000   2 Wyoming Community
                   Development Authority, PT-
                   195, 3.35% TOBs (Banco
                   Santander Central Hispano,
                   S.A. LIQ) 5/1/2000                  10,000,000
                   TOTAL INVESTMENTS (AT
                   AMORTIZED COST) 3                $ 433,211,651

 Securities that are subject to Alternative Minimum Tax represent 92.5% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1 and F-2 by Fitch IBCA, are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At May 31, 1999, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (Unaudited)

FIRST TIER   Second Tier
100.0%       0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's board of directors. At May 31, 1999, these securities amounted to $70,865,000, which represents 16.2% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($437,450,810) at May 31, 1999.

The following acronyms are used throughout this portfolio:

ACES -Adjustable Convertible Extendable Securities AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes COL -Collateralized CP -Commercial Paper EDA -Economic Development Authority EDC -Economic Development Commission

EDFA -Economic Development Financing Authority EDRBs -Economic Development Revenue Bonds FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GNMA -Government National Mortgage Association GTD -Guaranty HFA -Housing Finance Authority IDA -Industrial Development Authority IDB -Industrial Development Bond IDC -Industrial Development Corporation IDR -Industrial Development Revenue IDRB -Industrial Development Revenue Bond INS -Insured LIQ -Liquidity Agreement LLC -Limited Liability Company LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance

MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series MMMs -Money Market Municipals PCR -Pollution Control Revenue PLC -Public Limited Company RANs -Revenue Anticipation Notes SA -Support Agreement TANs -Tax Anticipation Notes TOBs -Tender Option Bonds TRANs -Tax and Revenue Anticipation Notes VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999


ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 433,211,651
Cash                                                2,268,880
Income receivable                                   3,241,087
Receivable for shares sold                          1,332,516
TOTAL ASSETS                                      440,054,134
LIABILITIES:

Payable for shares

redeemed                        $ 2,076,582
Income distribution
payable                             311,801
Accrued expenses                    214,941
TOTAL LIABILITIES                                   2,603,324
Net assets for 437,450,810
shares outstanding                              $ 437,450,810
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$437,450,810 / 437,450,810

shares outstanding                                      $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 1999


INVESTMENT INCOME:
Interest                                         $ 20,559,701
EXPENSES:

Investment advisory fee        $ 2,866,150
Administrative personnel
and services fee                   432,215
Custodian fees                      29,303
Transfer and dividend
disbursing agent fees and
expenses                           513,909
Directors'/Trustees' fees            6,392
Auditing fees                       12,884
Legal fees                          21,652
Portfolio accounting fees           98,986
Distribution services fee          573,230
Shareholder services fee         1,433,075
Share registration costs            15,350
Printing and postage               352,202
Insurance premiums                  66,609
Taxes                               50,502
Miscellaneous                       13,147
TOTAL EXPENSES                   6,485,606
WAIVER:

Waiver of investment

advisory fee                      (670,762)
NET EXPENSES                                        5,814,844
Net investment income                           $  14,744,857


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED MAY 31                           1999                   1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $     14,744,857       $     16,629,089
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                    (14,744,857)           (16,629,089)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             2,025,211,320          2,320,881,148
Net asset value of shares
issued to shareholders in
payment of
distributions declared                13,799,382             16,001,086
Cost of shares redeemed           (2,249,372,662)        (2,204,129,137)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        (210,361,960)           132,753,097
Change in net assets                (210,361,960)           132,753,097
NET ASSETS:

Beginning of period                  647,812,770            515,059,673
End of period                   $    437,450,810       $    647,812,770


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED MAY 31                              1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03         0.03         0.03         0.03         0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)       (0.03)       (0.03)       (0.03)       (0.03)
Net Asset Value, End of Period               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 2.58%        2.90%        2.80%        3.04%        2.84%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     1.13%        1.11%        1.08%        1.32%        1.04%
Net investment income 2                        2.45%        2.76%        2.66%        2.66%        2.71%
Expenses (after waivers)                       1.01%        1.01%        0.99%        0.99%        0.99%
Net investment income (after waivers)          2.57%        2.86%        2.75%        2.99%        2.76%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $437,451     $647,813     $515,060     $478,605     $445,164


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived and reimbursed. If such voluntary waivers and reimbursements had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios.The financial statements included herein are only those of Municipal Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At May 31, 1999, capital paid-in aggregated $437,450,810. Transactions in capital stock were as follows:


YEAR ENDED MAY 31                       1999                1998
Shares sold                    2,025,211,320       2,320,881,148
Shares issued to
shareholders in payment of
distributions declared            13,799,382          16,001,086
Shares redeemed               (2,249,372,662)     (2,204,129,137)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS              (210,361,960)        132,753,097

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended May 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $674,200,000 and $868,780,000, respectively.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC.

AND SHAREHOLDERS OF MUNICIPAL CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Municipal Cash Series (a portfolio of Cash Trust Series, Inc.), including the portfolio of investments, as of May 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1999 and 1998, and the financial highlights for the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Cash Series as of May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for the years ended May 31, 1999 and 1998, and its financial highlights for the years presented, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Pittsburgh, Pennsylvania
July 12, 1999

Directors

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS
JOHN F. CUNNINGHAM
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]

Federated

World-Class Investment Manager

ANNUAL REPORT

Municipal
Cash Series

ANNUAL REPORT
TO SHAREHOLDER

MAY 31, 1999

[Graphic]
Federated

Municipal Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 147551303
0062903 (7/99)

[Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Prime Cash Series, a portfolio of Cash Trust Series, Inc., which covers the 12-month period from June 1, 1998 through May 31, 1999. The report contains a commentary by the fund's portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period and its financial statements.

Prime Cash Series is a practical way to help your cash pursue daily income while offering you the additional advantages of daily liquidity and stability of principal. 1 The fund invests in high-quality, short-term securities. At the end of the reporting period, the portfolio was invested primarily in commercial paper (36.6%) and variable rate notes (22.6%). It also held positions in repurchase agreements (13.4%), certificates of deposit (8.6%), corporate notes (8.0%), loan participation notes (7.1%), and time deposits (5.3%).

Dividends paid to shareholders during the reporting period totaled $0.04 per share. On May 31, 1999, the fund's net assets reached $4.7 billion.

As always, we thank you for keeping your ready cash working through Prime Cash Series. Please contact your investment representative if you have any questions. We look forward to keeping you up to date on your investment.

Sincerely,

[Graphic]

Richard B. Fisher

President

July 15, 1999

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Prime Cash Series invests in money market instruments maturing in 13 months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the last half of 1998 the U.S. and global economies slowed as one crisis after another arose. Asia, Russia, Latin America and the continuing recession in Japan all seemed to lead to stagnant growth in the U.S. and abroad. The Federal Reserve Board (the "Fed") cut interest rates by 75 basis points during the fourth quarter of 1998 to stimulate the economy. By early 1999 we learned that gross domestic product growth in the U.S. was a phenomenal 5.60% for 1998. Recently low unemployment numbers, strong retail sales and relative optimism overseas lead us to believe that the Fed will reverse its easier stance from last fall.

Thirty-day commercial paper started the reporting period at 5.55% on May 31, 1998, and then declined in lock step with the federal funds target rate as the Federal Open Market Committee cut interest rates by 25 basis points on September 29, October 15, and November 17, 1998. Thirty-day commercial paper rates on May 31, 1999 were 4.97%.

The target average maturity for Prime Cash Series was lengthened throughout 1998 from a 35-45 day range to a 50 to 60-day range, reflecting our outlook for a slowing economy. Today we are maintaining our 50 to 60-day target range as we look for the Fed to slowly increase rates during the second half of 1999. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's assets in variable rate demand notes and accomplishing a modest barbell structure.

During the 12 months ended May 31, 1999, the net assets of Prime Cash Series increased from $3,748.0 to $4,728.4 million while the seven-day net yield decreased from 4.66% to 4.03%. The effective average maturity of the fund on May 31, 1999, was 59 days.

Portfolio of Investments

MAY 31, 1999



PRINCIPAL

AMOUNT                                              VALUE

                     CERTIFICATE OF DEPOSIT-

                     8.6%

                     BANKING-8.6%
  $  15,000,000      Bank of Montreal, 5.250%,

                     5/12/2000                        $    14,993,157
     35,000,000      Bank of Nova Scotia,
                     Toronto, 5.290%, 3/9/2000             34,989,593
     25,000,000      Barclays Bank of Canada,
                     (Guaranteed by Barclays
                     Bank PLC, London), 5.016%,

                     1/13/2000                             24,995,522

     29,000,000      Bayerische Landesbank
                     Girozentrale, 5.115%,

                     3/21/2000                             28,989,568

    139,000,000      Canadian Imperial Bank of
                     Commerce, 4.987% - 5.340%,

                     1/27/2000 - 3/3/2000                 138,957,707
     14,000,000      Canadian Imperial Bank of
                     Commerce, 5.160%,

                     2/23/2000                             13,996,053
     10,000,000      Commerzbank AG, Frankfurt,
                     5.200%, 4/7/2000                       9,996,718
     55,000,000      Rabobank Nederland,
                     Utrecht, 5.180%, 3/20/2000            54,982,995
     12,000,000      Svenska Handelsbanken,
                     Stockholm, 5.180%,

                     3/20/2000                             11,997,217
     15,000,000      Toronto-Dominion Bank,
                     4.930%, 7/14/1999                     15,011,178
     60,000,000      UBS AG, 4.939% - 5.300%,
                     1/13/2000 - 3/10/2000                 59,986,049
                     TOTAL CERTIFICATE OF

                     DEPOSIT                              408,895,757
                     COMMERCIAL PAPER-36.6% 1
                     AIRLINES-0.1%
      3,000,000      United Parcel Service,

                     4.983%, 6/4/1999                       2,998,795

                     BANKING-7.0%
     45,000,000      Abbey National N.A. Corp.,

                     (Guaranteed by Abbey
                     National Bank PLC,
                     London), 5.043% - 5.139%,

                     11/26/1999 - 12/1/1999                43,893,517
    130,000,000      Aspen Funding Corp.,
                     (MBIA), 4.845% - 4.933%,

                     6/1/1999 - 7/9/1999                  129,828,622
     30,000,000      Bank of Nova Scotia,
                     Toronto, 5.030%, 9/30/1999            29,507,429
     39,168,000      Fountain Square Commercial
                     Funding Corp., (Fifth
                     Third Bank, Cincinnati

                     SA),

                     4.848% - 5.034%, 6/1/1999 -

                     7/12/1999                             39,131,765
     15,118,000      Gotham Funding Corp.,
                     4.917%, 6/18/1999                     15,083,019

     25,305,000      Three Rivers Funding
                     Corp., 4.850% - 4.903%,

                     6/10/1999 - 7/15/1999                 25,202,623
     30,000,000      UBS Finance (Delaware),
                     Inc., (UBS AG LOC), 5.042%,

                     12/23/1999                            29,169,750
     20,000,000      Wood Street Funding Corp.,
                     4.858%, 7/9/1999                      19,898,244
                     TOTAL                                331,714,969


PRINCIPAL

AMOUNT                                              VALUE

                     COMMERCIAL PAPER-continued

                     1

                     BROKERAGE-2.3%

 $   50,000,000      Morgan Stanley, Dean
                     Witter & Co., 4.904%,

                     6/4/1999                        $     49,979,750
     59,000,000      Salomon Smith Barney
                     Holdings, Inc., 4.867% -
                     4.890%, 6/8/1999 -

                     7/13/1999                             58,845,509
                     TOTAL                                108,825,259

                     CHEMICALS-1.6%
     38,788,000      IMC Global, Inc., 5.039% -
                     5.115%, 6/9/1999 -

                     8/17/1999                             38,497,916
     39,200,000      Rohm & Haas Co., 4.976%,
                     7/1/1999                              39,038,300
                     TOTAL                                 77,536,216

                     ELECTRIC POWER-0.2%

      6,985,000      Southern Electric
                     Generating Co. (SEGCO),

                     5.005% - 5.039%, 7/12/1999             6,945,507
                     FINANCE - AUTOMOTIVE-0.5%

     25,000,000      Ford Motor Credit Corp.,

                     4.933%, 6/1/1999                      25,000,000
                     FINANCE - COMMERCIAL-18.8%

    100,000,000      Asset Securitization
                     Cooperative Corp., 4.827%
                     - 4.913%, 6/3/1999 -

                     7/15/1999                             99,694,333
     24,000,000      Beta Finance, Inc., 4.879%
                     - 4.952%, 6/4/1999 -

                     8/20/1999                             23,854,333

     27,980,000      Corporate Asset Funding
                     Co., Inc. (CAFCO), 4.836%,

                     6/3/1999                              27,972,523

    197,950,000      Falcon Asset
                     Securitization Corp.,
                     4.825% - 4.852%, 6/2/1999 -

                     6/15/1999                            197,780,338

     80,000,000      General Electric Capital
                     Corp., 4.832% - 4.892%,

                     6/2/1999 - 7/14/1999                  79,685,826
    163,885,000      Greenwich Funding Corp.,
                     4.838% - 4.940%, 6/1/1999 -

                     7/8/1999                             163,640,509

     56,785,000      PREFCO-Preferred
                     Receivables Funding Co.,
                     4.827% - 4.842%, 6/3/1999 -

                     6/17/1999                             56,730,938
    122,162,000      Receivables Capital Corp.,
                     4.829% - 4.902%, 6/7/1999 -

                     7/8/1999                             121,653,078

    120,000,000      Sheffield Receivables
                     Corp., 4.847% - 4.907%,

                     6/2/1999 - 7/15/1999                 119,783,872
                     TOTAL                                890,795,750
                     FINANCE - EQUIPMENT-0.1%
      4,356,000      Comdisco, Inc., 5.124% -

                     5.160%, 6/7/1999                       4,352,316
                     FINANCE - RETAIL-2.9%

     87,500,000      Associates First Capital
                     B.V., (Guaranteed by
                     Associates First Capital

                     Corp.), 4.901%, 6/7/1999              87,429,271
     50,000,000      Diageo Capital PLC,
                     (Guaranteed by Diageo

                     PLC), 4.901%, 8/20/1999               49,464,444
                     TOTAL                                136,893,715

                     INSURANCE-1.1%
     31,843,000      CNA Financial Corp.,

                     5.063% - 5.094%, 7/6/1999 -

                     8/10/1999                             31,582,530
     19,000,000      CXC, Inc., 4.836%,
                     6/2/1999                              18,997,461
                     TOTAL                                 50,579,991

                     RETAIL-1.0%
     46,941,000      Safeway, Inc., 5.043% -
                     5.049%, 7/8/1999 -

                     8/11/1999                             46,626,941


PRINCIPAL

AMOUNT                                               VALUE

                     COMMERCIAL PAPER-continued

                     1

                     TELECOMMUNICATIONS-1.0%
 $   46,865,000      MCI Worldcom, Inc., 5.066%

                     - 5.104%, 6/14/1999 -

                     8/2/1999                        $     46,474,690
                     TOTAL COMMERCIAL PAPER             1,728,744,149
                     CORPORATE NOTES-8.0%

                     BANKING-1.8%

     20,000,000      Abbey National Treasury
                     Services, PLC, 4.990%,

                     1/10/2000                             19,996,464

     63,000,000      SALTS III Cayman Island
                     Corp., (Guaranteed by
                     Bankers Trust
                     International, PLC),

                     5.250%, 6/18/1999                     63,000,000
                     TOTAL                                 82,996,464

                     FINANCE - AUTOMOTIVE-0.6%

     10,000,000      Ford Credit Auto Owner
                     Trust 1999-B, Class A-1,

                     4.978%, 1/18/2000                     10,000,000

     10,000,000      Ford Credit Auto Owner
                     Trust 1999-B, Class A-2,

                     5.114%, 5/15/2000                     10,000,000

      8,360,983      Honda Auto Receivables
                     1999-1 Owner Trust, Class

                     A-1, 4.974%, 2/15/2000                 8,360,983
                     TOTAL                                 28,360,983

                     FINANCE - COMMERCIAL-4.0%
    190,000,000      Beta Finance, Inc.,

                     5.000%-5.520%, 1/20/2000-

                     6/12/2000                           189,999,040
                     FINANCE - EQUIPMENT-1.5%

      6,210,615      Copelco Capital Funding
                     Trust 1998-A, Class A-1,

                     5.680%, 8/15/1999                      6,210,616

      6,669,032      First Sierra Equipment
                     Contract Trust 1998-1,
                     Class A-1, 5.215%,

                     1/12/2000                              6,673,982

     40,236,149      Green Tree Lease Finance
                     1998-1, LLC, Class A-1,

                     5.201%, 1/20/2000                     40,236,149

     14,839,827      Heller Equipment Asset
                     Receivables Trust 1999-1,
                     Class A-1, 4.947%,

                     5/13/2000                             14,839,827

      2,356,745      Newcourt Equipment Trust
                     Securities 1998-1, Class

                     A-1, 5.007%, 11/20/1999                2,357,019
                     TOTAL                                 70,317,593

                     INSURANCE-0.1%

      3,201,758      Americredit Automobile Receivables Trust 1998-D, Class A-1,
                     (FSA INS),

                     5.199%, 11/12/1999                     3,201,758

      2,261,775      WFS Financial 1998-C Owner
                     Trust, Class A-1, (FSA

                     INS), 5.395%, 11/20/1999               2,261,775
                     TOTAL                                  5,463,533
                     TOTAL CORPORATE NOTES                377,137,613
                     LOAN PARTICIPATION-7.1%

                     BROKERAGE-1.1%
     50,000,000      Goldman Sachs Group LP,

                     4.951%, 6/1/1999                      50,000,000


PRINCIPAL

AMOUNT                                              VALUE

                     LOAN PARTICIPATION-

                     continued
                     ELECTRICAL EQUIPMENT-0.5%

  $  25,700,000      Mt. Vernon Phenol Plant
                     Partnership, (Guaranteed
                     by General Electric Co.),

                     5.050%, 5/17/2000               $     25,700,000
                     FINANCE - AUTOMOTIVE-1.1%

     52,000,000      General Motors Acceptance
                     Corp., Mortgage of PA,
                     (Guaranteed by General
                     Motors Acceptance Corp.),
                     4.950% - 4.970%, 6/1/1999 -
                     7/1/1999                              52,000,000
                     FINANCE - EQUIPMENT-1.1%

     51,000,000      Pitney Bowes Credit Corp.,

                     4.921%, 6/10/1999                     50,937,525

                     INSURANCE-3.3%
    155,000,000      J&H Marsh & McLennan Inc.,

                     (Guaranteed by Marsh &
                     McLennan Cos., Inc.),
                     4.930% - 4.970%, 6/1/1999 -

                     6/23/1999                            155,000,000
                     TOTAL LOAN PARTICIPATION             333,637,525

                     NOTES - VARIABLE-22.6% 4

                     BANKING-7.1%

      7,925,000      Adena Health System, Adena
                     Health System Project
                     (Series 1998), (Fifth
                     Third Bank, Cincinnati

                     LOC), 4.980%, 6/3/1999                 7,925,000

      2,000,000      American Health Care
                     Centers, (Series 1998),
                     (FirstMerit Bank, N.A.

                     LOC), 5.010%, 6/3/1999                 2,000,000

      4,260,000      Aurora City, IL, (Series
                     1995), (National City
                     Bank, Michigan/Illinois

                     LOC), 5.180%, 6/3/1999                 4,260,000
        725,000      Avalon Hotel Associates,
                     (Corestates Bank N.A.,
                     Philadelphia, PA LOC),

                     5.457%, 6/3/1999                         725,000

     20,000,000      Bankers Trust New York

                     Corp., 4.950%, 6/4/1999               19,999,888
     26,800,000 2, 3 Bankers Trust New York
                     Corp., 5.030%, 8/9/1999               26,800,000
      1,435,000      BeMacs Service, Inc.,
                     (SouthTrust Bank of
                     Alabama, Birmingham LOC),

                     5.100%, 6/3/1999                       1,435,000
      2,910,000      Blackwell Investments,
                     Inc., (Bank One, Louisiana

                     LOC), 5.090%, 6/3/1999                 2,910,000
      1,685,000      Boozer Lumber Co.,
                     (SouthTrust Bank of
                     Alabama, Birmingham LOC),

                     5.100%, 6/4/1999                       1,685,000

      4,950,000      Cloquet, MN, Series 1996-B
                     Potlach Corp, (Credit
                     Suisse First Boston LOC),

                     5.050%, 6/2/1999                       4,950,000

      1,375,000      Denver Urban Renewal
                     Authority, (Series 1992-
                     B), (Paribas, Paris LOC),

                     5.020%, 6/3/1999                       1,375,000
      5,550,000      Dewberry III, L.P., (FMB
                     Bank LOC), 4.980%,

                     6/1/1999                               5,550,000
      1,385,000      Edgefield County, SC,
                     Series 1997 (Bondex Inc
                     Project), (HSBC Bank USA

                     LOC), 5.042%, 6/3/1999                 1,385,000
      2,360,000      Gahanna OH, City of,
                     Franklin Steel Co.
                     Project, (Star Bank, N.A.,
                     Cincinnati LOC), 4.900%,

                     6/3/1999                               2,360,000


PRINCIPAL

AMOUNT                                              VALUE

                     NOTES - VARIABLE-continued

                     4

                     BANKING-CONTINUED
  $   3,000,000      Gervais Street Associates,

                     (Series 1998), (Wachovia
                     Bank of NC, N.A., Winston-
                     Salem LOC), 4.970%,

                     6/2/1999                        $      3,000,000
      3,500,000      Great Southern Wood
                     Preserving Co.,
                     (SouthTrust Bank of
                     Alabama, Birmingham LOC),

                     5.100%, 6/4/1999                       3,500,000
      4,000,000      Grob Systems, Inc.,
                     (Series 1998 & 1999),
                     (Fifth Third Bank,
                     Cincinnati LOC), 4.920%,

                     6/3/1999                               4,000,000
     10,355,000      HJH Associates of Alabama,
                     Hilton Hotel, Huntsville,
                     (SouthTrust Bank of
                     Alabama, Birmingham LOC),

                     5.100%, 6/4/1999                      10,355,000

      8,155,000      HSI Funding, LLC, Variable
                     Rate (Series A), (National

                     City Bank,
                     Michigan/Illinois LOC),

                     4.900%, 6/3/1999                       8,155,000

      1,990,000      La-Man Corp., (SouthTrust
                     Bank of Alabama,
                     Birmingham LOC), 5.100%,

                     6/4/1999                               1,990,000

      2,290,000      Lake Sherwood Senior
                     Living Center, LLC, (Union
                     Planters NB, Memphis, TN

                     LOC), 5.290%, 6/3/1999                 2,290,000

     50,125,483 2, 3 Liquid Asset Backed
                     Securities Trust, Series
                     1996-3, (Westdeutsche
                     Landesbank Girozentrale
                     Swap Agreement), 4.922%,

                     6/15/1999                             50,125,483

     32,401,718 2, 3 Liquid Asset Backed
                     Securities Trust, Series
                     1997-1, (Westdeutsche
                     Landesbank Girozentrale
                     Swap Agreement), 4.902%,

                     6/15/1999                             32,401,718
      3,350,000      Maryland State IDFA,
                     (Genetic Therapy, Inc.),
                     (FMB Bank LOC), 5.010%,

                     6/14/1999                              3,350,000
      5,500,000      Maryland State IDFA,
                     (Kelly Springfield Tire),
                     (FMB Bank LOC), 4.950%,

                     6/28/1999                              5,500,000

      2,026,000      Maryland State IDFA, Human
                     Genome, Series 1994, (FMB
                     Bank LOC), 4.900%,

                     6/28/1999                              2,026,000

      4,217,500      Memphis, TN Center City
                     Revenue Finance Corp.,
                     South Bluffs Project
                     (Series 1998-B), (National
                     Bank of Commerce, Memphis,

                     TN LOC), 5.060%, 6/3/1999              4,217,500

      9,000,000      Mississippi Business
                     Finance Corp., Howard
                     Industries, Inc. Series
                     1997, (First American
                     National Bank, Nashville,

                     TN LOC), 5.193%, 6/3/1999              9,000,000
        570,000      New Jersey EDA, Series 1992
                     K-3, (Banque Nationale de
                     Paris LOC), 5.160%,

                     6/28/1999                                570,000

      3,605,000      New Jersey EDA, Series
                     1992-H, (Banque Nationale
                     de Paris LOC), 5.040%,

                     6/28/1999                              3,605,000
      7,150,000      O'Dovero Consolidated,
                     LLC, (Series 1998-A),
                     (National City Bank,
                     Michigan/Illinois LOC),

                     4.900%, 6/3/1999                       7,150,000

      5,500,000      Pennsylvania EDFA, (Series
                     1993-C), (Barclays Bank
                     PLC, London LOC), 4.940%,

                     6/2/1999                               5,500,000

     14,449,893      2, 3 Rabobank Optional Redemption Trust, Series 1997-101,
                     5.000%,

                     7/20/1999                             14,449,893

      1,600,000      Saegertown Manufacturing
                     Corp., (PNC Bank, N.A.

                     LOC), 4.914%, 6/28/1999                1,600,000


PRINCIPAL

AMOUNT                                              VALUE

                     NOTES - VARIABLE-continued

                     4

                     BANKING-CONTINUED
 $    4,200,000      Smith Garden Products,

                     Inc., (SouthTrust Bank of
                     Alabama, Birmingham LOC),

                     5.100%, 6/4/1999                $      4,200,000
     21,000,000      Societe Generale, Paris,
                     4.952%, 8/11/1999                     20,997,309

      4,515,000      Sojourn Project, Series
                     1997, (FirstMerit Bank,
                     N.A. LOC), 5.010%,

                     6/3/1999                               4,515,000
      5,225,000      Sun Valley, Inc.,
                     (SouthTrust Bank of
                     Georgia, Atlanta LOC),

                     5.100%, 6/4/1999                       5,225,000

      3,545,000    2 Toledo Medical Building I
                     LP, (Huntington National
                     Bank, Columbus, OH LOC),

                     5.180%, 11/1/1999                      3,545,000
     18,675,000      Union Development Co.,
                     (Bank of America NT and SA,
                     San Francisco LOC),

                     4.940%, 6/3/1999                      18,675,000

      2,375,000      United Jewish Federation
                     of Greater Pittsburgh
                     VRDB, Series 1995A, (PNC
                     Bank, N.A. LOC), 5.000%,

                     6/3/1999                               2,375,000
      6,140,000      Van Dyne Crotty Co.,
                     (Huntington National Bank,
                     Columbus, OH LOC), 4.990%,

                     6/3/1999                               6,140,000

      4,760,000      Visalia, CA Community
                     Redevelopment Agency, East
                     Visalia Redevelopment
                     Project (Series 1990),
                     (Union Bank of California

                     LOC), 5.120%, 6/3/1999                 4,760,000
      5,230,000      Woodbury Business Forms,
                     Inc./Carribean Business
                     Forms, Series 1996 Taxable
                     Revenue Bonds, (Columbus
                     Bank and Trust Co., GA

                     LOC), 5.160%, 6/3/1999                 5,230,000
                     TOTAL                                331,807,791

                     FINANCE - AUTOMOTIVE-2.1%

    100,000,000      General Motors Acceptance
                     Corp., Mortgage of PA,
                     (Guaranteed by General
                     Motors Acceptance Corp.),

                     5.010%, 7/1/1999                      99,587,721
                     FINANCE - EQUIPMENT-0.6%

     30,000,000      Comdisco, Inc., Notes,

                     5.186%, 8/26/1999                     30,000,000
                     FINANCE - RETAIL-0.9%

     31,000,000      AFS Insurance Premium
                     Receivables Trust, (Series

                     1994-A), 5.482%, 6/15/1999            31,000,000

     11,900,000    2 Bishop's Gate Residential
                     Mortgage Trust 1998-2,
                     Class A-1, 5.139%,

                     6/10/1999                             11,900,000
                     TOTAL                                 42,900,000

                     INSURANCE-11.9%

     40,500,000      First Allmerica Financial
                     Life Insurance Co.,

                     5.110%, 8/3/1999                      40,500,000

     25,000,000      GE Life and Annuity
                     Assurance Co., 5.110%,

                     9/1/1999                              25,000,000

    172,000,000      General American Life
                     Insurance Co., 5.120%,

                     6/21/1999                            172,000,000

     25,000,000      Jackson National Life
                     Insurance Co., 5.160%,

                     7/1/1999                              25,000,000

     33,000,000      Jackson National Life
                     Insurance Co., 5.020%,

                     6/22/1999                             33,000,000

     26,000,000      Jackson National Life
                     Insurance Co., 5.170%,

                     7/22/1999                             26,000,000


PRINCIPAL

AMOUNT                                              VALUE

                     NOTES - VARIABLE-continued

                     4

                     INSURANCE-CONTINUED

  $  31,418,796 2, 3 Liquid Asset Backed
                     Securities Trust, Series
                     1997-3 Senior Notes,
                     (Guaranteed by AMBAC
                     Financial Group, Inc.),
                     4.970%, 6/28/1999               $     31,418,796
     21,379,288 2, 3 Liquid Asset Backed
                     Securities Trust, Sr.
                     Notes (Series 1998-1),
                     (Guaranteed by AMBAC
                     Financial Group, Inc.),

                     4.921%, 6/26/1999                     21,379,288

     40,000,000      Principal Life Insurance

                     Co., 5.170%, 6/1/1999                 40,000,000
     23,000,000      Protective Life Insurance
                     Co., 5.145%, 8/2/1999                 23,000,000
     50,000,000      Security Life of Denver
                     Insurance Co., 5.056%,

                     7/1/1999                              50,000,000

     15,000,000      SunAmerica Life Insurance

                     Co., 4.999%, 6/1/1999                 15,000,000
     25,000,000      SunAmerica Life Insurance
                     Co., 4.999%, 6/1/1999                 25,000,000
     20,000,000      Transamerica Life
                     Insurance and Annuity Co.,

                     5.090%, 7/1/1999                      20,000,000

     15,000,000      Transamerica Occidental
                     Life Insurance Co.,

                     5.520%, 6/6/1999                      15,000,000
                     TOTAL                                562,298,084
                     TOTAL NOTES - VARIABLE             1,066,593,596
                     REPURCHASE AGREEMENTS-
                     13.4% 5

    100,000,000      ABN AMRO, Inc., 4.910%,
                     dated 5/28/1999, due

                     6/1/1999                             100,000,000
     75,000,000      Morgan Stanley Group,
                     Inc., 4.890%, dated

                     5/28/1999, due 6/1/1999               75,000,000
    296,300,000      Nationsbanc Montgomery
                     Securities, Inc., 4.900%,
                     dated 5/28/1999, due

                     6/1/1999                             296,300,000
     50,000,000      Paribas Corp., 4.900%,
                     dated 5/28/1999, due

                     6/1/1999                              50,000,000
     75,000,000      Salomon Brothers, Inc.,
                     4.900%, dated 5/28/1999,

                     due 6/1/1999                          75,000,000
     19,100,000      Societe Generale
                     Securities Corp., 4.800%,
                     dated 5/28/1999, due

                     6/1/1999                              19,100,000

     20,000,000      Toronto Dominion
                     Securities (USA), Inc.,
                     4.820%, dated 5/28/1999,

                     due 6/1/1999                          20,000,000

                     TOTAL REPURCHASE

                     AGREEMENTS                           635,400,000
                     TIME DEPOSIT-5.3%

                     BANKING-5.3%

    150,000,000      Bank of Tokyo-Mitsubishi

                     Ltd., 4.938%, 6/1/1999               150,000,000
     75,000,000      Royal Bank of Canada,
                     Montreal, 4.938%, 6/1/1999            75,000,000
     25,000,000      Westdeutsche Landesbank
                     Girozentrale, 4.938%,

                     6/1/1999                              25,000,000
                     TOTAL TIME DEPOSITS                  250,000,000

                     TOTAL INVESTMENTS AT

                     AMORTIZED COST 6                 $ 4,800,408,640


1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 1999, these securities amounted to $192,020,178 which represents 4.06% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $176,575,178 which represents 3.73% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Directors.

4 Current rate and next reset date shown.

5 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

6 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($4,728,448,366) at May 31, 1999.

The following acronyms are used throughout this portfolio:



AMBAC -American Municipal Bond Assurance Corporation EDA -Economic Development Authority EDFA -Economic Development Financing Authority FSA -Financial Security Assurance IDFA -Industrial Development Finance Authority INS -Insured LLC -Limited Liability Corporation LOC -Letter of Credit LP -Limited Partnership MBIA -Municipal Bond Investors Assurance PLC -Public Limited Company SA -Support Agreement VRDB -Variable Rate Demand Bond



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999



ASSETS:
Investments in repurchase
agreements                     $   635,400,000
Investments in securities        4,165,008,640
Total investments in
securities, at amortized
cost and value                                     $ 4,800,408,640
Cash                                                       718,794
Income receivable                                       15,171,433
Receivable for shares sold                              15,884,951
TOTAL ASSETS                                         4,832,183,818
LIABILITIES:

Payable for investments

purchased                           49,000,000
Payable for shares
redeemed                            47,607,607
Income distribution
payable                              4,621,811
Accrued expenses                     2,506,034
TOTAL LIABILITIES                                      103,735,452

Net assets for
4,728,448,366 shares

outstanding                                        $ 4,728,448,366
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:

$4,728,448,366 /

4,728,448,366 shares

outstanding                                                  $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 1999



INVESTMENT INCOME:
Interest                                          $ 226,154,847
EXPENSES:

Investment advisory fee        $ 21,092,710
Administrative personnel
and services fee                  3,180,781
Custodian fees                      317,827
Transfer and dividend
disbursing agent fees and
expenses                          7,500,714
Directors'/Trustees' fees            27,519
Auditing fees                        13,610
Legal fees                           28,497
Portfolio accounting fees           158,640
Distribution services fee         4,218,542
Shareholder services fee         10,546,355
Share registration costs            297,814
Printing and postage                957,829
Insurance premiums                  481,768
Taxes                               297,400
Miscellaneous                        21,757
TOTAL EXPENSES                   49,141,763
WAIVERS:

Waiver of investment

advisory fee                     (6,770,584)
Net expenses                                         42,371,179
Net investment income                             $ 183,783,668


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED MAY 31                 1999                    1998
INCREASE (DECREASE) IN NET

ASSETS:
OPERATIONS:

Net investment income              $     183,783,668       $     148,596,429
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                       (183,783,668)           (148,596,429)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                                14,914,745,750          12,363,460,681
Net asset value of shares
issued to shareholders in
payment of distributions
declared                                 177,005,053             144,001,210
Cost of shares redeemed              (14,111,336,402)        (11,122,809,806)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                             980,414,401           1,384,652,085
Change in net assets                     980,414,401           1,384,652,085
NET ASSETS:

Beginning of period                    3,748,033,965           2,363,381,880
End of period                      $   4,728,448,366       $   3,748,033,965


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED MAY 31                          1999           1998            1997            1996            1995
NET ASSET VALUE, BEGINNING OF PERIOD        $  1.00        $  1.00         $  1.00           $1.00         $  1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.04           0.05            0.05            0.05            0.05
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.04)         (0.05)          (0.05)          (0.05)          (0.05)
NET ASSET VALUE, END OF PERIOD              $  1.00        $  1.00         $  1.00         $  1.00         $  1.00
TOTAL RETURN 1                                 4.46%          4.83  %         4.64  %         4.90  %         4.60  %

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     1.16%          1.18  %         1.19  %         1.37  %         1.19  %
Net investment income 2                        4.20%          4.55  %         4.35  %         4.40  %         4.37  %
Expenses (after waivers)                       1.00%          1.00  %         0.99  %         0.99  %         0.99  %
Net investment income (after waivers)          4.36%          4.73  %         4.55  %         4.78  %         4.57  %
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)  $4,728,448     $3,748,034      $2,363,382      $1,539,235      $1,027,083


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

YEAR ENDED MAY 31, 1999

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 1999 is as follows:



SECURITY                     ACQUISITION DATE   ACQUISITION COST


Bishop's Gate Residential
Mortgage Trust 1998-2

Class A-1, 5.139%

6/10/1999                    12/11/1998            $  11,900,000
Liquid Asset Backed
Securities Trust, Series
1996-3, 4.922%, 6/15/1999      8/15/1996              51,000,000
Liquid Asset Backed
Securities Trust, Series
1997-1, 4.902%, 6/15/1999      6/27/1997              28,370,200
Rabobank Optional
Redemption Trust, Series
1997-101, 5.000%,

7/20/1999                      4/17/1997              13,288,662
Toledo Medical Bldg. LP,
5.180%, 11/1/1999              5/22/1997               3,545,000


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, there were 12,500,000,000 shares ($0.001 par value per share) authorized. At May 31, 1999, capital paid-in aggregated $4,728,448,366. Transactions in capital stock were as follows:



YEAR ENDED MAY 31             1999                1998
Shares sold                    14,914,745,750      12,363,460,681
Shares issued to
shareholders in payment of
distributions declared            177,005,053         144,001,210
Shares redeemed               (14,111,336,402)    (11,122,809,806)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS                980,414,401       1,384,652,085


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Fund shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF

CASH TRUST SERIES, INC. AND SHAREHOLDERS OF

PRIME CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Prime Cash Series (a portfolio of Cash Trust Series, Inc.), including the portfolio of investments, as of May 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1999 and 1998, and the financial highlights for the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Cash Series as of May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for the years ended May 31, 1999 and 1998, and the financial highlights for the years presented in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Pittsburgh, Pennsylvania

July 12, 1999

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

Prime Cash Series

ANNUAL REPORT

TO SHAREHOLDERS

MAY 31, 1999

 [Graphic]
 Federated

 Prime Cash Series
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 147551105

0062904 (7/99)

 [Graphic]

ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Treasury Cash Series, a portfolio of Cash Trust Series, Inc., which covers the 12-month period from June 1, 1998 through May 31, 1999. The report begins with a commentary by the fund's portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period and its financial statements.

Treasury Cash Series is a highly conservative way to help your ready cash pursue daily income while offering you the advantages of daily liquidity and stability of principal. 1 The fund invests in some of the safest investments available-short-term U.S. Treasury obligations or repurchase agreements backed by these obligations.

Dividends paid to shareholders during the reporting period totaled $0.04 per share. On May 31, 1999, the fund's net assets reached $969.6 million.

As always, we thank you for keeping your ready cash working through Treasury Cash Series. Please contact your investment representative if you have any questions. We look forward to keeping you up to date on your investment.

Sincerely,

[Graphic]

Richard B. Fisher
President
July 15, 1999

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Treasury Cash Series is permitted to invest in obligations of the U.S. Treasury, either in the form of notes and bills or as collateral for repurchase agreements. The fund is rated AAAm by Standard & Poor's ("S&P") and Aaa by Moody's Investors Services, Inc. ("Moody's"). 1

The reporting period was characterized by dramatic shifts in market sentiment and expectations regarding the path of monetary policy. Early in the reporting period, economic fundamentals drove movements in short-term interest rates. With economic growth strong and inflation benign, market participants were convinced that the Federal Reserve Board (the "Fed") would remain on the sidelines, in spite of the tightening bias that it had adopted at the March 1998 Federal Open Market Committee meeting.

By the third quarter of 1998, however, uncertainty in the world economies introduced vulnerability into the domestic equity market, and led to a substantial flight-to-quality to U.S. Treasury securities across the yield curve. Economic trouble spread from Asia to Russia and Latin America. What had been perceived to have been a fairly modest drag on the U.S. economy as a result of the remote Asian crisis became an overpowering influence on the market and expectations regarding future U.S. growth. By August, the Fed had abandoned its tightening bias, and by late September had taken what was to be the first of three 25 basis point monetary policy easings in an attempt to calm the financial markets and relieve the credit and liquidity constraints that were evident. While this first move had little effect on lessening investors fears, the subsequent steps-an intermeeting move in mid-October and another in mid-November-that brought the federal funds target rate down to its current 4.75% level had the desired result.

In the midst of this turmoil, however strong, consumer demand continued to stimulate the economy. After posting a 6.00% pace of growth in the fourth quarter of 1998, the economy entered the new year with considerable strength. Although growth in the first quarter slowed modestly to around 4.00%, this pace still was well above what has traditionally been viewed as being the non-inflationary potential. Nonetheless, signs of inflation remained remarkably absent. By the end of the reporting period, however, lingering concern over the health of the global economies had been replaced by apprehension that the Fed might be forced to tighten monetary policy in order to ward off future inflationary pressures.

1 An AAAm rating is obtained after S&P evaluates a number of factors, including credit quality, market price exposure, and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated, fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

Movements in short-term interest rates reflected the shifting sentiment over the annual reporting period. The yield on the three-month Treasury bill ("T-bill") traded between 5.00% and 5.20% from June 1998 to mid- August. It then plummeted to a low of 3.60% at the height of the liquidity crisis in mid-October, as investors seeking a safe haven flooded the U.S. Treasury market. As the easing steps taken by the Fed calmed the waters, the yield on this security rebounded to trade around 4.45% at the beginning of 1999. The movements in interest rates for very short-term Treasury securities were influenced by technical factors over the reporting period as well. The Treasury Department's use of short-term cash management bills to meet temporary shortfalls in the Treasury's cash balances introduced additional volatility into this segment of the Treasury market. This was particularly evident in the first quarter of 1999, when the Treasury issued over $100 billion of cash management bills to provide interim financing until tax receipts were collected in April. As a result of this influx in supply, the three-month T-bill rose to almost 4.70% in late February, and then declined to 4.30% in April when these securities matured, then rebounded to 4.60% by the close of the reporting period in May.

Early in the reporting period, we targeted the Fund's average maturity within a 35 to 45-day average maturity target range, moving within that range according to relative value opportunities. As the flood of investors to the Treasury market in the bottom half of the year drove yields sharply, the fund's average maturity drifted below that range as repurchase agreements offered substantially more attractive yields. In the first quarter of 1999, as the Fed's easing steps took hold and the market turbulence subsided, we moved the fund's average maturity target range to a 40 to 50-day range. In late February, as the robust pace of growth of the economy ignited fears of a near-term tightening in monetary policy by the Fed, we extended the average maturity of the portfolio to the upper end of that target range. Since that time, the fund's average maturity has drifted lower as legitimate evidence has mounted that the Fed may indeed tighten monetary policy at the end of June in a preemptive move against inflationary pressures.

Portfolio of Investments

MAY 31, 1999

PRINCIPAL

AMOUNT                                                    VALUE

                  SHORT-TERM U.S. TREASURY
                  OBLIGATIONS-20.7%
                  U.S. TREASURY BILLS-0.3% 1

  $   3,000,000   4.470%, 3/30/2000               $   2,887,133
                  U.S. TREASURY NOTES-20.4%
    196,100,000   5.375% - 7.750%, 6/30/1999
                  - 5/31/2000                       197,346,242

                  TOTAL SHORT-TERM

                  U.S. TREASURY OBLIGATIONS         200,233,375
                  REPURCHASE AGREEMENTS-

                  79.3% 2
     45,000,000   ABN AMRO, Inc., 4.820%,

                  dated 5/28/1999, due

                  6/1/1999                           45,000,000
     45,000,000   Banc One Capital Markets,
                  4.800%, dated 5/28/1999,

                  due 6/1/1999                       45,000,000
     45,000,000   Barclays de Zoete Wedd
                  Securities, Inc., 4.800%,
                  dated 5/28/1999, due

                  6/1/1999                           45,000,000
     45,000,000   Bear, Stearns and Co.,
                  4.830%, dated 5/28/1999,

                  due 6/1/1999                       45,000,000
     45,000,000   CIBC Wood Gundy Securities

                  Corp., 4.780%, dated

                  5/28/1999, due 6/1/1999            45,000,000
     45,000,000   CIBC Wood Gundy Securities

                  Corp., 4.810%, dated

                  5/28/1999, due 6/1/1999            45,000,000
     36,000,000 3 Credit Suisse First
                  Boston, Inc., 4.720%,
                  dated 4/8/1999, due

                  6/7/1999                           36,000,000

      9,000,000 3 Credit Suisse First
                  Boston, Inc., 4.780%,
                  dated 3/3/1999, due

                  6/1/1999                            9,000,000

     26,000,000 3 Deutsche Bank Government
                  Securities, Inc., 4.770%,
                  dated 5/18/1999,

                  due 6/30/1999                      26,000,000
      8,300,000   Deutsche Bank Government
                  Securities, Inc., 4.820%,
                  dated 5/28/1999,

                  due 6/1/1999                        8,300,000
     45,000,000   Donaldson, Lufkin and
                  Jenrette Securities Corp.,
                  4.800%, dated 5/28/1999,

                  due 6/1/1999                       45,000,000
     45,000,000   Lehman Brothers, Inc.,
                  4.800%, dated 5/28/1999,

                  due 6/1/1999                       45,000,000
     25,000,000 3 Merrill Lynch Government
                  Securities, 4.760%, dated
                  5/12/1999, due 8/10/1999           25,000,000

     45,000,000   Morgan Stanley Group,
                  Inc., 4.820%, dated

                  5/28/1999, due 6/1/1999            45,000,000
     45,000,000   Salomon Brothers, Inc.,
                  4.800%, dated 5/28/1999,

                  due 6/1/1999                       45,000,000
     45,000,000   Societe Generale
                  Securities Corp., 4.800%,
                  dated 5/28/1999, due

                  6/1/1999                           45,000,000

     45,000,000   Toronto Dominion
                  Securities (USA) Inc.,
                  4.820%, dated 5/28/1999,

                  due 6/1/1999                       45,000,000

PRINCIPAL

AMOUNT                                                    VALUE

                  REPURCHASE AGREEMENTS-

                  continued
 $   35,000,000 3 Warburg Dillon Reed LLC,
                  4.730%, dated 4/30/1999,

                  due 7/29/1999                  $   35,000,000
     45,000,000   Warburg Dillon Reed LLC,
                  4.800%, dated 5/28/1999,

                  due 6/1/1999                       45,000,000
     45,000,000   Westdeutsche Landesbank
                  Girozentrale, 4.800%,
                  dated 5/28/1999, due

                  6/1/1999                           45,000,000

                  TOTAL REPURCHASE

                  AGREEMENTS                        769,300,000
                  TOTAL INVESTMENTS (AT
                  AMORTIZED COST) 4               $ 969,533,375

1 The issue shows the rate of discount at time of purchase.

2 The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($969,592,191) at May 31, 1999.

The following acronym is used throughout this portfolio:

LLC -Limited Liability Corporation

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999


ASSETS:
Investments in repurchase
agreements                      $ 769,300,000
Investments in securities         200,233,375
Total investments in
securities, at amortized
cost and value                                    $ 969,533,375
Income receivable                                     3,877,786
Receivable for shares sold                              700,824
TOTAL ASSETS                                        974,111,985
LIABILITIES:

Payable for investments

purchased                             400,000
Payable for shares
redeemed                            1,212,661
Income distribution
payable                               859,803
Payable to Bank                     1,585,343
Accrued expenses                      461,987
TOTAL LIABILITIES                                     4,519,794
Net assets for 969,592,191
shares outstanding                                $ 969,592,191
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$969,592,191 / 969,592,191

shares outstanding                                        $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 1999


INVESTMENT INCOME:
Interest                                          $ 49,334,146
EXPENSES:

Investment advisory fee        $  4,821,924
Administrative personnel
and services fee                    727,146
Custodian fees                       89,810
Transfer and dividend
disbursing agent fees and
expenses                            814,918
Directors'/Trustees' fees             9,704
Auditing fees                        13,050
Legal fees                            6,426
Portfolio accounting fees           124,114
Distribution services fee           964,385
Shareholder services fee          2,410,962
Share registration costs             86,732
Printing and postage                240,599
Insurance premiums                    3,141
Taxes                                72,391
Miscellaneous                        11,457
TOTAL EXPENSES                   10,396,759
WAIVER:

Waiver of investment

advisory fee                       (710,477)
Net expenses                                         9,686,282
Net investment income                             $ 39,647,864

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED MAY 31                           1999                   1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $     39,647,864       $     38,047,314
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                    (39,647,864)           (38,047,314)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             3,989,765,831          3,586,341,688
Net asset value of shares
issued to shareholders in
payment of
distributions declared                35,074,368             33,442,587
Cost of shares redeemed           (3,876,732,235)        (3,569,463,870)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                         148,107,964             50,320,405
Change in net assets                 148,107,964             50,320,405
NET ASSETS:

Beginning of period                  821,484,227            771,163,822
End of period                   $    969,592,191       $    821,484,227

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED MAY 31                              1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.04         0.05         0.04         0.05         0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.04)       (0.05)       (0.04)       (0.05)       (0.04)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 4.21%        4.70%        4.50%        4.83%        4.34%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                     1.07%        1.06%        1.02%        1.28%        1.07%
Net investment income 2                        4.04%        4.55%        4.38%        4.41%        4.18%
Expenses (after waivers)                       1.00%        1.00%        0.99%        0.99%        0.99%
Net investment income (after waivers)          4.11%        4.60%        4.41%        4.70%        4.26%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $969,592     $821,484     $771,164     $593,730     $424,091

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

YEAR ENDED MAY 31, 1999

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At May 31, 1999, there was 12,500,000,000 shares ($0.001 par value per share) authorized. At May 31, 1999, capital paid-in aggregated $969,592,191. Transactions in capital stock were as follows:


YEAR ENDED MAY 31                       1999               1998
Shares sold                    3,989,765,831      3,586,341,688
Shares issued to
shareholders in payment of
distributions declared            35,074,368         33,442,587
Shares redeemed               (3,876,732,235)    (3,569,463,870)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS               148,107,964         50,320,405

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b- 1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund shares, annually, to compensate FSC.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC.
AND SHAREHOLDERS OF TREASURY CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Treasury Cash Series (a portfolio of Cash Series Trust, Inc.), including the portfolio of investments, as of May 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended May 31, 1999 and 1998, and the financial highlights for the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned May 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Cash Series as of May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for the years ended May 31, 1999 and 1998, and the financial highlights for the years presented, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Pittsburgh, Pennsylvania

July 12, 1999

Directors

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS
JOHN F. CUNNINGHAM
J. CHRISTOPHER DONAHUE
LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN
CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated

World-Class Investment Manager

ANNUAL REPORT

Treasury Cash Series

ANNUAL REPORT
TO SHAREHOLDERS

MAY 31, 1999

[Graphic]
Federated

Treasury Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Cusip 147551402
2062301 (7/99)

[Graphic]